Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statements of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. All of the Company's derivative transactions are entered into for risk management purposes.

As of June 30, 2013, the Company had outstanding 37 interest rate swap agreements of $3.9 billion notional amount, maturing from September 2013 through November 2017.

As of December 31, 2012 and June 30, 2013, security deposits of $8,000 were provided as security by the Company (Note 5). The Company has deposited also a cash collateral of $6,000 that is classified as current restricted cash. These amounts are expected to be released upon the delivery of Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena, which are expected to be delivered within the year.

Fair Values of Derivative Instruments in the Statement of Financial Position:

		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2012	2013		2012	2013
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$85,844	$61,417
Interest rate swaps	Financial instruments-non-current assets	996	20,662	Financial instruments non-current liabilities	63,096	36,380

Total derivatives not designated as hedging instruments		$996	$20,662		$148,940	$97,797
Total derivatives		$996	$20,662	Total derivatives	$148,940	$97,797

During the six-month periods ended June 30, 2012 and 2013, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statement of operations were $6,818 and $276, respectively. The estimated net amount of existing losses at June 30, 2013, that will be reclassified into earnings within the next twelve months related with previously designated cash flow hedges is $548.

		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2012	2013

Interest rate swaps	Gain/ (Loss) on interest rate swaps	$(21,714)	$23,478

Total		$(21,714)	$23,478

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Convertible Senior Notes, the OCR UDW Notes and the Drill Rigs Notes, have a fixed rate and their estimated fair values were determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the loan that has a fixed rate is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Convertible Senior Notes, OCR UDW Notes, Drill Rigs Notes and loans at June 30, 2013, are approximately $639,625, $521,250, $799,000 and $467,893, respectively, compared to a carrying amount net of financing fees of $624,460, $492,782 $782,698 and $423,491, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$20,662	$-	$20,662	$-
Interest rate swaps - liability position	(97,797)	-	(97,797)	-
Total	$(77,135)	$-	$(77,135)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements
Long lived assets held and used	-	(71,000)	-	(43,490)
Total	-	(71,000)	-	(43,490)

In accordance with the provisions of relevant guidance, four newbuildings with a carrying amount of $43,490 were written down to their fair values as determined based on the agreed sale price, resulting in an impairment charge of $43,490, which was included in the accompanying consolidated statement of operations for the six-month period ended June 30, 2013 (Note 6).